OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
OTHER CURRENT ASSETS
NOTE 4:       OTHER CURRENT ASSETS

Other current assets consist of the following as of December 31, 2024 and 2023:

Details	2024	2023
Direct and indirect tax receivables	$27,551	$22,892
Prepaid expenses	32,985	11,097
Receivables from hedging transactions - see Note 11A	768	1,894
Other receivables	513	73
	$61,817	$35,956